SUBSEQUENT EVENTS (Details Narrative) - USD ($)																		6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 07, 2023	Sep. 07, 2023	Aug. 31, 2023	Aug. 31, 2023	Jul. 21, 2023	Jul. 21, 2023	Jul. 19, 2023	Jul. 19, 2023	Jun. 08, 2023	May 18, 2023	Apr. 28, 2023	Jan. 10, 2023	Jan. 09, 2023	Jan. 03, 2023	Apr. 20, 2022	Mar. 04, 2022	Feb. 02, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jun. 28, 2023	Mar. 31, 2023	Feb. 06, 2023
Subsequent Event [Line Items]
Preferred stock, shares issued																		3,098,971		0
Proceeds from investors															$ 813,000	$ 890,500	$ 982,000		$ 1,478,582
Convertible Secured Promissory Notes [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 239,130	$ 239,130
Preferred stock, shares issued	239,129	239,129
Proceeds from investors		$ 220,000
Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount												$ 37,868
Paid partial payment of promissory note												35,000
Merchant Loan Agreement [Member] | Web Bank [Member]
Subsequent Event [Line Items]
Repayments of debt										$ 451,000
Proceeds from other debt										410,000
Borrowing										$ 41,000
Debt instrument, interest rate, stated percentage										17.00%
Nonbrokered Private Placement [Member]
Subsequent Event [Line Items]
Debt instrument face amount																		$ 3,098,971
Debt conversion, converted instrument, shares issued																		3,098,971
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from other debt									$ 225,000	$ 410,000
Repayments of Other Debt									292,500	451,000
Borrowing									67,500	$ 41,000
Daily repayments									1,950
Class of Warrant or Right, Outstanding																					500,620
Subsequent Event [Member] | Convertible Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 239,130	$ 239,130
Preferred stock, shares issued	239,129	239,129
Proceeds from investors	$ 220,000
Subsequent Event [Member] | Click Captial Group LLC [Member]
Subsequent Event [Line Items]
Proceeds from other debt									225,000
Repayments of Other Debt									292,500
Borrowing									67,500
Daily repayments									$ 1,950
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount												37,868
Paid partial payment of promissory note												$ 35,000
Repayments of debt											$ 37,868
Subsequent Event [Member] | Merchant Loan Agreement [Member] | Web Bank [Member]
Subsequent Event [Line Items]
Repayments of debt					$ 283,400	$ 283,400
Proceeds from other debt						260,000
Borrowing					$ 23,400	$ 23,400
Debt instrument, interest rate, stated percentage					17.00%	17.00%
Proceeds from Bank Debt					$ 260,000
Subsequent Event [Member] | Merchant Loan Agreement [Member] | Cloudfund LLC [Member]
Subsequent Event [Line Items]
Repayments of debt							$ 276,040	$ 276,040
Proceeds from other debt								199,774
Borrowing							$ 76,266	$ 76,266
Debt instrument, interest rate, stated percentage							4.00%	4.00%
Proceeds from Bank Debt							$ 199,774
Subsequent Event [Member] | Merchant Loan Agreement [Member] | Curve Capital LLC [Member]
Subsequent Event [Line Items]
Repayments of debt			$ 306,000	$ 306,000
Proceeds from other debt				225,000
Borrowing			$ 81,000	$ 81,000
Debt instrument, interest rate, stated percentage			6.12%	6.12%
Proceeds from Bank Debt			$ 225,000
Subsequent Event [Member] | Cory J Rosenberg [Member]
Subsequent Event [Line Items]
Debt instrument face amount														$ 271,739
Debt conversion, converted instrument, shares issued														271,739
Gross proceeds														$ 250,000
Subsequent Event [Member] | Darcy A Campbell [Member]
Subsequent Event [Line Items]
Debt instrument face amount													$ 100,000
Debt conversion, converted instrument, shares issued													100,000
Gross proceeds													$ 92,000
Subsequent Event [Member] | Nonbrokered Private Placement [Member]
Subsequent Event [Line Items]
Debt instrument face amount													$ 616,304	$ 764,130								$ 1,350,000	$ 368,543
Debt conversion, converted instrument, shares issued													616,303	764,124
Gross proceeds													$ 567,000	$ 703,000								$ 1,242,000	$ 339,060
Convertible preferred stock, shares																						1,350,001	368,543